Transactions with Related Parties - Balance Sheet (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets
Due from related parties	$ 147	$ 0
Liabilities
Due to related parties	262	436
OOCAPE1 Holdings LLC (g)
Assets
Due from related parties	147	0
Interchart Shipping Inc. (a)
Liabilities
Due to related parties	100	260
Management and Directors Fees (b)
Liabilities
Due to related parties	121	141
Combine Marine Inc (c)
Liabilities
Due to related parties	0	27
Oceanbulk Maritime S.A. (e)
Liabilities
Due to related parties	0	8
Maiden Voyage LLC (f)
Liabilities
Due to related parties	$ 41	$ 0